Receivables - Summary of Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Less provisions for impairment of trade accounts receivable	$ (90)	$ (6)
Trade accounts receivable	2,746	390
Rebates	169
Income taxes (Note 9)	248	24
Other non-trade accounts	179	75
Receivables	3,342	489
Trade accounts receivables [member] | Third party [member]
Trade and other current receivables [abstract]
Trade accounts, gross	2,628	314
Trade accounts receivables [member] | Canpotex [member]
Trade and other current receivables [abstract]
Trade accounts, gross	$ 208	$ 82